Cover	May 02, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2025
Entity File Number	001-35074
Entity Registrant Name	SUMMIT HOTEL PROPERTIES, INC.
Entity Central Index Key	0001497645
Entity Tax Identification Number	27-2962512
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	13215 Bee Cave Parkway, Suite B-300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	538-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INN
Security Exchange Name	NYSE
Series E Cumulative Redeemable Preferred Stock 0.01 Par Value [Member]
Title of 12(b) Security	6.25% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	INN-PE
Security Exchange Name	NYSE
Series F Cumulative Redeemable Preferred Stock 0.01 Par Value [Member]
Title of 12(b) Security	5.875% Series F Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	INN-PF
Security Exchange Name	NYSE